Provisions and accrued expenses	12 Months Ended
Mar. 31, 2024
Text Block One [Abstract]
Provisions and accrued expenses	16. Provisions and accrued expenses Provisions and accrued expenses consist of the following:

	As at
	March 31, 2024	March 31, 2023
Accrued expenses	31,180	41,761

Total	$31,180	$41,761